Intangible Assets - Summary of Probabilities of Success for Products (Detail)	12 Months Ended
Dec. 31, 2017
Hem [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	8.10%
Solid [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	4.00%
Phase I to II [member] | Hem [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	62.00%
Phase I to II [member] | Solid [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	64.00%
Phase II to III [member] | Hem [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	29.00%
Phase II to III [member] | Solid [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	23.00%
Phase III to NDA/BLA [member] | Hem [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	53.00%
Phase III to NDA/BLA [member] | Solid [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	34.00%
NDA/BLA to Approval [member] | Hem [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	86.00%
NDA/BLA to Approval [member] | Solid [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	80.00%